Equity-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule Of cost of revenue, sales and marketing, product development, and general and administrative expenses

	Years Ended December 31,
	2022	2021
Cost of revenue	$72	$-
Sales and marketing	23	-
Product development	37	-
General and administrative	100,855	7,785
Total equity-based compensation	$100,987	$7,785

Schedule of no incentive units

As of December 31, 2021
Expected dividend yield	0.00%
Risk-free interest rate	1.40%
Expected life in years	3.00
Expected volatility	48.20%

Schedule Of Non vested Incentive Units

Units
Outstanding - January 1, 2021	3,017,191
Granted	214,642
Forfeited/redeemed	(147,183)
Outstanding - December 31, 2021	3,084,650
Granted	-
Forfeited/redeemed	(14,499)
Outstanding - August 15, 2022	3,070,151

Vested - August 15, 2022	3,070,151

A summary of nonvested incentive units and changes during 2021 and 2022 immediately prior to the consummation of the Mergers is as follows:

	Units	Weighted Average Grant Date Fair Value
Nonvested - January 1, 2021	275,446	3.91
Granted	214,642	13.40
Vested	(144,695)	3.75
Forfeited/redeemed	(147,183)	9.36
Nonvested - December 31, 2021	198,210	10.25
Granted	-	-
Vested	(183,711)	10.25
Forfeited/redeemed	(14,499)	10.25
Nonvested – August 15, 2022	-	$-

Schedule of RSUs

RSUs
Outstanding – August 15, 2022 (prior to the Mergers consummation)	-
Granted – Phantom Unit exchanges	970,389
Granted – Morris Employment Agreement	8,378,986
Granted – Partial settlement of Management Rollover Consideration	1,828,669
Granted – Non-executive employees	1,665,935
Forfeited	(205,041)
Outstanding – December 31, 2022 (subsequent to the Mergers consummation)	12,638,938

Vested – December 31, 2022 (subsequent to the Mergers consummation)	11,182,243

A summary of nonvested RSUs from immediately after the consummation of the Mergers through December 31, 2022 is as follows:

	Units	Weighted Average Grant Date Fair Value
Nonvested - August 15, 2022 (subsequent to the Mergers consummation)	-	-
Granted	12,843,979	2.29
Vested	(11,182,243)	2.33
Forfeited/redeemed	(205,041)	1.98
Nonvested – December 31, 2022	1,456,695	$1.98